Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 44.5%
		Communication Services: 2.5%
10,374		Activision Blizzard, Inc.	$ 964,782	0.3
52,029		AT&T, Inc.	1,574,918	0.4
30,279		Comcast Corp. – Class A	1,638,396	0.5
8,495		Deutsche Telekom AG	171,204	0.1
5,875		Electronic Arts, Inc.	795,299	0.2
1,286		Elisa OYJ	77,139	0.0
37,000		HKT Trust & HKT Ltd. - Stapled Security	52,812	0.0
600		KDDI Corp.	18,486	0.0
1,500		Konami Holdings Corp.	89,550	0.0
8,990		Koninklijke KPN NV	30,495	0.0
7,595		New York Times Co.	384,459	0.1
2,200		Nexon Co. Ltd.	71,386	0.0
300		Nintendo Co., Ltd.	169,091	0.1
3,700		Nippon Telegraph & Telephone Corp.	95,467	0.0
10,396		Orange SA	127,933	0.1
40,000		PCCW Ltd.	22,589	0.0
1,046	(1)	Scout24 AG	79,354	0.0
9,800		SoftBank Corp.	127,494	0.1
15,503		Spark New Zealand Ltd.	48,558	0.0
15,321		Telefonica Deutschland Holding AG	44,944	0.0
12,872		Telephone & Data Systems, Inc.	295,541	0.1
27,839		Verizon Communications, Inc.	1,618,838	0.5
34,344		Vodafone Group PLC	62,629	0.0
			8,561,364	2.5

		Consumer Discretionary: 2.8%
500		ABC-Mart, Inc.	28,235	0.0
192		Bayerische Motoren Werke AG	19,925	0.0
420		Cie Generale des Etablissements Michelin SCA	62,904	0.0
500		Denso Corp.	33,332	0.0
4,428		Dollar General Corp.	897,201	0.3
16,465		eBay, Inc.	1,008,317	0.3
139		Ferrari NV	29,077	0.0
4,702		Garmin Ltd.	619,959	0.2
25,462		Gentex Corp.	908,230	0.3
97		Hermes International	107,282	0.0
100		Hikari Tsushin, Inc.	20,162	0.0
2,637		Home Depot, Inc.	804,944	0.2
2,472	(2)	Husqvarna AB - B Shares	35,638	0.0
700		Iida Group Holdings Co. Ltd.	16,961	0.0
1,300		McDonald's Holdings Co. Japan Ltd.	59,922	0.0
500		Nitori Co., Ltd.	96,852	0.0
4,700		Pan Pacific International Holdings Corp.	110,941	0.1
416	(3)	Pandora A/S	44,491	0.0
2,850		Persimmon PLC	115,442	0.1
2,101		Pool Corp.	725,349	0.2
920		Prosus NV	102,377	0.0
6,200		Rakuten Group, Inc.	74,070	0.0
361		SEB SA	63,597	0.0
5,300		Sekisui House Ltd.	114,004	0.1
14,382		Service Corp. International	734,201	0.2
700		Sony Group Corp.	74,083	0.0
5,628		Target Corp.	1,114,738	0.3
5,316		Tractor Supply Co.	941,357	0.3
3,614		Wesfarmers Ltd.	145,133	0.1
14,000		Yamada Holdings Co. Ltd.	75,659	0.0
2,206		Yum! Brands, Inc.	238,645	0.1
			9,423,028	2.8

		Consumer Staples: 3.6%
4,300		Ajinomoto Co., Inc.	88,145	0.0
21,958		Altria Group, Inc.	1,123,371	0.3
2,595		British American Tobacco PLC	98,638	0.1
1,100		Calbee, Inc.	28,040	0.0
738		Carlsberg A/S	113,179	0.1
2,311		Coca-Cola Amatil Ltd.	23,633	0.0
11,931		Colgate-Palmolive Co.	940,521	0.3
2,111		Essity AB	66,718	0.0
598		Etablissements Franz Colruyt NV	35,651	0.0
13,467		Flowers Foods, Inc.	320,515	0.1
14,280		General Mills, Inc.	875,650	0.3
5,862		Hershey Co.	927,134	0.3
5,780		Imperial Brands PLC	118,496	0.1
15,407		J Sainsbury Plc	51,521	0.0
4,100		Japan Tobacco, Inc.	78,763	0.0
5,593		Kimberly-Clark Corp.	777,707	0.2
2,935		Koninklijke Ahold Delhaize NV	81,866	0.0
1,300		Lawson, Inc.	63,791	0.0
1,300		MEIJI Holdings Co., Ltd.	83,598	0.0
8,065		Mondelez International, Inc.	472,044	0.1
3,802		Nestle SA	423,833	0.1
5,885		Orkla ASA	57,714	0.0
8,310		PepsiCo, Inc.	1,175,449	0.3
15,597		Philip Morris International, Inc.	1,384,078	0.4
14,577		Procter & Gamble Co.	1,974,163	0.6
1,440		Reckitt Benckiser Group PLC	128,896	0.1
600		Seven & I Holdings Co., Ltd.	24,229	0.0
1,300		Sundrug Co., Ltd.	47,627	0.0
764		Swedish Match AB	59,600	0.0
900		Toyo Suisan Kaisha Ltd.	37,772	0.0
600		Tsuruha Holdings, Inc.	77,423	0.0
3,215		Unilever PLC	179,388	0.1
3,316		Walmart, Inc.	450,412	0.1
2,200		Welcia Holdings Co. Ltd.	75,482	0.0
			12,465,047	3.6

		Energy: 1.2%
15,596		Antero Midstream Corp.	140,832	0.0
33,549		BP PLC	136,275	0.1
12,112		Chevron Corp.	1,269,216	0.4
7,272		ConocoPhillips	385,198	0.1
25,600		ENEOS Holdings, Inc.	116,144	0.0
9,093		ENI S.p.A.	112,046	0.0
105,943		Equitrans Midstream Corp.	864,495	0.3

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
2,381		Repsol SA	$ 29,553	0.0
365	(2)	Total SE	17,017	0.0
40,074		Williams Cos., Inc.	949,353	0.3
			4,020,129	1.2

		Financials: 4.1%
6,875		3i Group PLC	109,261	0.0
2,369		Admiral Group Plc	101,254	0.0
94		Allianz SE	23,909	0.0
7,571		Allstate Corp.	869,908	0.3
1,906		Ameriprise Financial, Inc.	443,050	0.1
6,365	(3)	Assicurazioni Generali S.p.A.	127,168	0.1
1,838		ASX Ltd.	99,490	0.0
7,853		Australia & New Zealand Banking Group Ltd.	168,608	0.1
15,925		Bank Leumi Le-Israel BM	104,899	0.0
1,110		Blackrock, Inc.	836,896	0.2
33,500		BOC Hong Kong Holdings Ltd.	117,196	0.0
3,154		Citigroup, Inc.	229,453	0.1
744		Deutsche Boerse AG	123,630	0.1
18,351		Direct Line Insurance Group PLC	79,218	0.0
1,765		Erie Indemnity Co.	389,906	0.1
219		EXOR NV	18,471	0.0
1,295		Hanover Insurance Group, Inc.	167,651	0.0
2,600		Hong Kong Exchanges and Clearing Ltd.	154,247	0.1
9,322		Intercontinental Exchange, Inc.	1,041,081	0.3
58,086	(3)	Intesa Sanpaolo SpA	157,389	0.1
8,652		Israel Discount Bank Ltd.	35,970	0.0
10,206		JPMorgan Chase & Co.	1,553,659	0.5
1,075		London Stock Exchange Group PLC	102,770	0.0
1,417		MarketAxess Holdings, Inc.	705,553	0.2
26,640		Medibank Pvt Ltd.	56,783	0.0
5,800		Mitsubishi UFJ Financial Group, Inc.	31,014	0.0
674		Mizrahi Tefahot Bank Ltd.	17,575	0.0
1,400		MS&AD Insurance Group Holdings, Inc.	41,182	0.0
2,050		MSCI, Inc. - Class A	859,524	0.3
281		Muenchener Rueckversicherungs-Gesellschaft AG	86,540	0.0
5,775		Nasdaq, Inc.	851,581	0.2
53,648		Natwest Group PLC	145,163	0.1
23		Partners Group	29,392	0.0
2,667		Phoenix Group Holdings PLC	26,964	0.0
8,501	(1)	Poste Italiane SpA	107,960	0.0
10,157		Progressive Corp.	971,111	0.3
2,975		S&P Global, Inc.	1,049,788	0.3
2,305	(3)	SCOR SE	78,515	0.0
12,800		Singapore Exchange Ltd.	94,934	0.0
2,674		Standard Chartered PLC	18,412	0.0
4,100	(2)	Sumitomo Mitsui Financial Group, Inc.	148,614	0.1
2,500	(2)	Sumitomo Mitsui Trust Holdings, Inc.	87,224	0.0
3,400		T&D Holdings, Inc.	43,750	0.0
5,251		T. Rowe Price Group, Inc.	901,072	0.3
1,099		Travelers Cos, Inc.	165,290	0.0
6,272		Wells Fargo & Co.	245,047	0.1
410		Zurich Insurance Group AG	174,517	0.1
			13,992,589	4.1

		Health Care: 6.6%
13,102		AbbVie, Inc.	1,417,898	0.4
1,051		Agilent Technologies, Inc.	133,624	0.0
5,323		Amgen, Inc.	1,324,416	0.4
673		Anthem, Inc.	241,573	0.1
4,200		Astellas Pharma, Inc.	64,698	0.0
11,426		Baxter International, Inc.	963,669	0.3
3,644		Becton Dickinson & Co.	886,039	0.3
20,813		Bristol-Myers Squibb Co.	1,313,925	0.4
10,117		Cardinal Health, Inc.	614,608	0.2
9,764		Cerner Corp.	701,836	0.2
1,001		Chemed Corp.	460,280	0.1
744		Coloplast A/S	111,858	0.1
6,364		Eli Lilly & Co.	1,188,922	0.3
749		Fisher & Paykel Healthcare Corp. Ltd.	16,817	0.0
16,570		Gilead Sciences, Inc.	1,070,919	0.3
10,273		GlaxoSmithKline PLC	181,862	0.1
2,353		Hikma Pharmaceuticals PLC	73,814	0.0
900		Hoya Corp.	105,927	0.0
650		Humana, Inc.	272,513	0.1
13,723		Johnson & Johnson	2,255,375	0.7
783	(3)	Koninklijke Philips NV	44,651	0.0
3,870		McKesson Corp.	754,805	0.2
1,700		Medipal Holdings Corp.	32,677	0.0
10,000		Medtronic PLC	1,181,300	0.3
18,523		Merck & Co., Inc.	1,427,938	0.4
300		Nippon Shinyaku Co., Ltd.	22,335	0.0
2,971		Novartis AG	253,963	0.1
3,088		Novo Nordisk A/S	208,081	0.1
2,400		Olympus Corp.	49,785	0.0
1,301		Orion Oyj	52,127	0.0
41,579		Pfizer, Inc.	1,506,407	0.4
1,187		Recordati Industria Chimica e Farmaceutica SpA	63,836	0.0
993		Roche Holding AG	321,676	0.1
2,191		Sanofi	216,656	0.1
1,500		Santen Pharmaceutical Co., Ltd.	20,687	0.0
1,400	(2)	Shionogi & Co., Ltd.	75,579	0.0
78	(3)	Sonova Holding AG - Reg	20,676	0.0
1,248		Thermo Fisher Scientific, Inc.	569,562	0.2
735	(3)	UCB S.A.	69,872	0.0
3,326		UnitedHealth Group, Inc.	1,237,505	0.4

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
5,971		Zoetis, Inc.	$ 940,313	0.3
			22,471,004	6.6

		Industrials: 5.0%
5,972		3M Co.	1,150,685	0.3
1,700		Amada Co. Ltd.	18,985	0.0
42		AP Moller - Maersk A/S - Class B	97,504	0.0
32,041		Aurizon Holdings Ltd.	95,217	0.0
10,444		BAE Systems PLC	72,733	0.0
9,117		Booz Allen Hamilton Holding Corp.	734,192	0.2
2,429		Bouygues SA	97,293	0.0
12,558		Brambles Ltd.	101,301	0.0
963		Bunzl PLC	30,823	0.0
619	(3)	Bureau Veritas SA	17,615	0.0
870	(3)	Cie de Saint-Gobain	51,375	0.0
6,500		CK Hutchison Holdings Ltd.	51,931	0.0
1,100		Dai Nippon Printing Co., Ltd.	23,073	0.0
400		Daikin Industries Ltd.	80,864	0.0
2,837		Deutsche Post AG	155,641	0.1
855		DSV PANALPINA A/S	167,703	0.1
1,043	(3)	Eiffage SA	104,288	0.0
2,198		Epiroc AB - A Shares	49,794	0.0
3,132		Expeditors International Washington, Inc.	337,285	0.1
3,819		FedEx Corp.	1,084,749	0.3
539		Ferguson PLC	64,387	0.0
3,159	(3)	Ferrovial SA - FERE	82,548	0.0
2,750		Fortive Corp.	194,260	0.1
720		GEA Group AG	29,531	0.0
4,500	(2)	Itochu Corp.	146,097	0.1
600		Jardine Matheson Holdings Ltd.	39,310	0.0
2,095		Kansas City Southern	552,912	0.2
11,265		Knight-Swift Transportation Holdings, Inc.	541,734	0.2
1,521		Kone Oyj	124,321	0.1
849		Legrand S.A.	78,879	0.0
6,844		Leidos Holdings, Inc.	658,940	0.2
4,100		Lixil Corp.	114,100	0.1
2,833		Lockheed Martin Corp.	1,046,794	0.3
2,326		Masco Corp.	139,327	0.0
4,700		Mitsubishi Corp.	133,241	0.1
2,000		Mitsubishi Heavy Industries Ltd.	62,276	0.0
2,342		MSC Industrial Direct Co.	211,225	0.1
1,136		Old Dominion Freight Line	273,106	0.1
1,659	(2)	Randstad NV	116,454	0.1
899		Relx PLC (GBP Exchange)	22,548	0.0
8,699		Republic Services, Inc.	864,246	0.3
14,200		Rollins, Inc.	488,764	0.1
2,305		Roper Technologies, Inc.	929,699	0.3
430		Schindler Holding AG - Part Cert	126,338	0.1
528		Schneider Electric SE	80,433	0.0
1,300		Secom Co., Ltd.	109,592	0.0
600		SG Holdings Co. Ltd.	13,776	0.0
5		SGS SA	14,207	0.0
613		Siemens AG	100,723	0.0
972		SKF AB - B Shares	27,658	0.0
100		SMC Corp.	58,238	0.0
700		Sohgo Security Services Co., Ltd.	33,124	0.0
7,600	(2)	Sumitomo Corp.	108,769	0.0
7,053		United Parcel Service, Inc. - Class B	1,198,939	0.3
4,629		Verisk Analytics, Inc.	817,898	0.2
7,153		Waste Connections, Inc.	772,381	0.2
8,037		Waste Management, Inc.	1,036,934	0.3
696		Watsco, Inc.	181,482	0.1
16,532		Werner Enterprises, Inc.	779,814	0.2
1,474		Wolters Kluwer NV	128,024	0.1
2,700		Yamato Holdings Co., Ltd.	74,145	0.0
			17,100,225	5.0

		Information Technology: 13.4%
5,558		Accenture PLC	1,535,398	0.5
10,308		Amdocs Ltd.	723,106	0.2
8,784		Applied Materials, Inc.	1,173,542	0.4
3,100		ASM Pacific Technology Ltd.	39,673	0.0
69		ASML Holding NV	42,336	0.0
5,750		Automatic Data Processing, Inc.	1,083,702	0.3
15,557		Avnet, Inc.	645,771	0.2
1,686		Broadcom, Inc.	781,731	0.2
4,176		CDW Corp.	692,172	0.2
30,825		Cisco Systems, Inc.	1,593,961	0.5
5,946		Citrix Systems, Inc.	834,581	0.3
9,060		Cognex Corp.	751,889	0.2
10,830		Cognizant Technology Solutions Corp.	846,040	0.3
585		Dassault Systemes SE	125,038	0.1
8,118		Dolby Laboratories, Inc.	801,409	0.2
1,000		Fuji Film Holdings Corp.	59,488	0.0
18,805		Genpact Ltd.	805,230	0.2
1,700		Hitachi Ltd.	77,058	0.0
33,472		HP, Inc.	1,062,736	0.3
27,241		Intel Corp.	1,743,424	0.5
8,315		International Business Machines Corp.	1,108,057	0.3
2,827		Intuit, Inc.	1,082,911	0.3
4,251		Jack Henry & Associates, Inc.	644,962	0.2
33,111		Juniper Networks, Inc.	838,702	0.3
2,203		KLA Corp.	727,871	0.2
684		Lam Research Corp.	407,144	0.1
1,023		Logitech International SA	107,286	0.0
2,970		Mastercard, Inc. - Class A	1,057,468	0.3
7,129		MAXIMUS, Inc.	634,766	0.2
20,976	(2)	McAfee Corp.	476,994	0.1
29,870		Microsoft Corp.	7,042,450	2.1
2,111		Monolithic Power Systems, Inc.	745,626	0.2
5,421		Motorola Solutions, Inc.	1,019,419	0.3
17,214		National Instruments Corp.	743,387	0.2
1,900		NEC Corp.	112,186	0.1
11,251		NetApp, Inc.	817,610	0.2
37,690		NortonLifeLock, Inc.	801,289	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
3,699		Nvidia Corp.	$ 1,975,007	0.6
19,603		Oracle Corp.	1,375,543	0.4
500		Oracle Corp. Japan	48,948	0.0
9,107		Paychex, Inc.	892,668	0.3
1,132		Pegasystems, Inc.	129,433	0.0
8,485		Qualcomm, Inc.	1,125,026	0.3
500		Rohm Co., Ltd.	49,037	0.0
12,250		Sage Group PLC/The	103,491	0.0
5,143		Seagate Technology	394,725	0.1
5,900	(2)	Seiko Epson Corp.	96,318	0.0
13,150		SS&C Technologies Holdings, Inc.	918,791	0.3
40,710		Switch, Inc.	661,945	0.2
3,594		SYNNEX Corp.	412,735	0.1
9,424	(2)	Telefonaktiebolaget LM Ericsson	124,918	0.1
1,321		Teradyne, Inc.	160,739	0.1
7,488		Texas Instruments, Inc.	1,415,157	0.4
1,700		Trend Micro, Inc.	85,337	0.0
2,223		Ubiquiti, Inc.	663,121	0.2
1,200		Venture Corp. Ltd.	17,919	0.0
3,134		Visa, Inc. - Class A	663,562	0.2
6,197		Xilinx, Inc.	767,808	0.2
			45,868,641	13.4

		Materials: 2.3%
138		Air Liquide SA	22,532	0.0
3,155		Air Products & Chemicals, Inc.	887,628	0.3
708		Anglo American PLC	27,731	0.0
5,178		Aptargroup, Inc.	733,567	0.2
974		BASF SE	80,943	0.0
2,449	(2)	BHP Group Ltd.	84,954	0.0
13,132		Commercial Metals Co.	404,991	0.1
1,445		CRH PLC	67,621	0.0
1,244		Croda International PLC	108,846	0.1
91	(3)	EMS-Chemie Holding AG	81,292	0.0
7,081		Fortescue Metals Group Ltd.	107,919	0.0
737	(3)	Koninklijke DSM NV	124,596	0.1
2,331		LafargeHolcim Ltd.-CHF	137,074	0.1
8,400		Mitsubishi Chemical Holdings Corp.	63,089	0.0
1,119		NewMarket Corp.	425,399	0.1
500	(2)	Nissan Chemical Corp.	26,751	0.0
1,740		Novozymes A/S	111,337	0.1
5,503		Packaging Corp. of America	740,043	0.2
2,505		Rio Tinto Ltd.	211,715	0.1
6,735		Royal Gold, Inc.	724,821	0.2
8,883		RPM International, Inc.	815,904	0.2
1,300		Sherwin-Williams Co.	959,413	0.3
12,083		Silgan Holdings, Inc.	507,848	0.2
623		Smurfit Kappa PLC	29,232	0.0
858		Symrise AG	104,103	0.0
3,200		Teijin Ltd.	55,211	0.0
2,916	(2)	UPM-Kymmene OYJ	104,795	0.0
545		Yara International ASA	28,392	0.0
			7,777,747	2.3

		Real Estate: 1.0%
4,639		American Tower Corp.	1,108,999	0.3
3,500		CK Asset Holdings Ltd.	21,306	0.0
1,653		Crown Castle International Corp.	284,531	0.1
1,042		EastGroup Properties, Inc.	149,298	0.0
1,333		Equinix, Inc.	905,893	0.3
5,705		Goodman Group	78,777	0.0
687		LEG Immobilien SE	90,366	0.0
2,128		Life Storage, Inc.	182,902	0.1
10,100		Link REIT	92,150	0.1
3,199		Segro PLC	41,341	0.0
2,293		Sun Communities, Inc.	344,042	0.1
1,500		Sun Hung Kai Properties Ltd.	22,713	0.0
			3,322,318	1.0

		Utilities: 2.0%
5,019		American Water Works Co., Inc.	752,448	0.2
16,974		AusNet Services	23,725	0.0
12,000		CLP Holdings Ltd.	116,840	0.1
4,549		Dominion Energy, Inc.	345,542	0.1
10,027		Duke Energy Corp.	967,906	0.3
2,934	(3)	Enagas	63,876	0.0
4,061		Endesa S.A.	107,627	0.0
6,464		Enel S.p.A.	64,300	0.0
5,707	(3)	Engie SA	81,070	0.0
5,260		Entergy Corp.	523,212	0.1
12,111		Evergy, Inc.	720,968	0.2
18,148		Exelon Corp.	793,794	0.2
4,187		National Fuel Gas Co.	209,308	0.1
11,500		NextEra Energy, Inc.	869,515	0.3
2,378		ONE Gas, Inc.	182,892	0.1
900		Osaka Gas Co., Ltd.	17,563	0.0
11,500		Power Assets Holdings Ltd.	68,068	0.0
4,035		Red Electrica Corp. SA	71,573	0.0
378		RWE AG	14,834	0.0
20,468		Snam SpA	113,474	0.1
4,044		Spire, Inc.	298,811	0.1
4,774		Terna Rete Elettrica Nazionale SpA	36,054	0.0
1,542		United Utilities Group PLC	19,704	0.0
18,244		Vistra Corp.	322,554	0.1
			6,785,658	2.0

	Total Common Stock
	(Cost $118,373,869)		151,787,750	44.5

EXCHANGE-TRADED FUNDS: 0.5%
596		iShares MSCI EAFE ETF	45,219	0.0
8,082		iShares Russell 1000 ETF	1,808,994	0.5

	Total Exchange-Traded Funds
	(Cost $1,774,338)		1,854,213	0.5

MUTUAL FUNDS: 7.9%
Affiliated Investment Companies: 7.9%
2,739,382	Voya Floating Rate Fund - Class P	24,709,223	7.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
285,162		Voya High Yield Bond Fund - Class P	$ 2,278,445	0.7

	Total Mutual Funds
	(Cost $28,134,181)		26,987,668	7.9

PREFERRED STOCK: 0.3%
		Consumer Staples: 0.0%
223		Henkel AG & Co. KGaA	25,073	0.0

		Financials: 0.3%
50	(3),(4)	Fannie Mae	937,510	0.3

	Total Preferred Stock
	(Cost $4,117,533)		962,583	0.3

RIGHTS: –%
		Utilities: –%
20,468	(3),(5)	Snam SpA	–	–

	Total Rights
	(Cost $–)		–	–

OTHER(6): –%
		Consumer Discretionary: –%
120,000	(5),(7)	General Motors Co. Escrow	–	–

	Total Other
	(Cost $–)		–	–

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.6%
		Basic Materials: 0.8%
200,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	218,526	0.1
70,000	(1)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	69,912	0.0
125,000	(1)	Coeur Mining, Inc., 5.125%, 02/15/2029	119,650	0.1
50,000		Commercial Metals Co., 3.875%, 02/15/2031	49,135	0.0
70,000	(1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	75,018	0.0
70,000	(1)	Element Solutions, Inc., 3.875%, 09/01/2028	69,204	0.0
250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	269,019	0.1
50,000	(1)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	50,969	0.0
70,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	73,715	0.0
200,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	219,321	0.1
40,000	(1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	41,622	0.0
70,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	78,858	0.1
70,000	(1),(8)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	70,963	0.0
18,000	(1)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	20,194	0.0
70,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.250%, 12/15/2025	70,350	0.0
225,000	(1)	MMK International Capital DAC, 4.375%, 06/13/2024	241,202	0.1
70,000	(1)	Novelis Corp., 5.875%, 09/30/2026	73,150	0.0
70,000		Olin Corp., 5.125%, 09/15/2027	72,538	0.0
70,000	(1)	Rayonier AM Products, Inc., 7.625%, 01/15/2026	74,463	0.0
70,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	74,449	0.0
200,000		Suzano Austria GmbH, 5.000%, 01/15/2030	221,474	0.1
70,000	(1)	Taseko Mines Ltd., 7.000%, 02/15/2026	71,348	0.0
45,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	46,340	0.0
55,000	(1)	Tronox, Inc., 4.625%, 03/15/2029	55,138	0.0
115,000	(1)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	111,838	0.1
70,000	(1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	72,551	0.0
			2,610,947	0.8

		Communications: 0.8%
200,000		Alibaba Group Holding Ltd., 2.125%, 02/09/2031	190,956	0.1
70,000	(1)	ANGI Group LLC, 3.875%, 08/15/2028	70,131	0.0
70,000	(1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	70,525	0.0
70,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	74,105	0.0
70,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	69,475	0.0
70,000		CSC Holdings LLC, 5.250%, 06/01/2024	75,644	0.1
35,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	25,244	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
35,000	(1),(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	$ 18,244	0.0
70,000		DISH DBS Corp., 5.875%, 11/15/2024	73,310	0.0
70,000		Embarq Corp., 7.995%, 06/01/2036	80,742	0.1
70,000	(1)	Frontier Communications Corp., 5.000%, 05/01/2028	71,418	0.0
70,000	(1)	GCI LLC, 4.750%, 10/15/2028	71,794	0.0
70,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	77,742	0.1
70,000		iHeartCommunications, Inc., 8.375%, 05/01/2027	75,162	0.0
70,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	72,188	0.0
70,000	(1)	LogMeIn, Inc., 5.500%, 09/01/2027	73,369	0.0
70,000	(1)	Match Group Holdings II LLC, 4.125%, 08/01/2030	70,317	0.0
70,000	(1)	MDC Partners, Inc., 7.500%, 05/01/2024	71,156	0.0
58,000	(2)	Meredith Corp., 6.875%, 02/01/2026	59,757	0.0
70,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	73,028	0.0
70,000	(1)	National CineMedia LLC, 5.875%, 04/15/2028	65,275	0.0
70,000		Netflix, Inc., 5.875%, 11/15/2028	84,757	0.1
50,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	52,484	0.0
70,000	(1)	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.000%, 02/15/2028	70,000	0.0
70,000	(1)	Radiate Holdco LLC / Radiate Finance, Inc., 4.500%, 09/15/2026	70,963	0.0
70,000	(1)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	68,906	0.0
70,000	(1)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	67,594	0.0
70,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	73,536	0.0
70,000	(1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	68,950	0.0
70,000		Sprint Corp., 7.625%, 03/01/2026	85,835	0.1
70,000		TEGNA, Inc., 5.000%, 09/15/2029	72,709	0.0
70,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	82,556	0.1
70,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	74,886	0.0
70,000	(1)	Urban One, Inc., 7.375%, 02/01/2028	72,561	0.0
70,000	(9)	ViacomCBS, Inc., 6.250%, 02/28/2057	77,933	0.1
70,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	71,240	0.0
			2,624,492	0.8

		Consumer, Cyclical: 1.3%
70,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	67,637	0.0
70,000	(1)	Academy Ltd., 6.000%, 11/15/2027	73,850	0.0
70,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	73,544	0.0
70,000	(1)	Affinity Gaming, 6.875%, 12/15/2027	73,894	0.0
70,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	76,628	0.1
70,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	72,936	0.0
70,000	(2)	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	73,521	0.0
70,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	72,397	0.0
70,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	72,530	0.0
70,000	(1)	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025	71,702	0.0
70,000	(1)	Boyd Gaming Corp., 8.625%, 06/01/2025	77,927	0.1
70,000	(1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	74,709	0.1
70,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	70,350	0.0
70,000	(1)	Carnival Corp., 5.750%, 03/01/2027	71,925	0.0
70,000	(1)	CCM Merger, Inc., 6.375%, 05/01/2026	74,506	0.0
70,000		Century Communities, Inc., 5.875%, 07/15/2025	72,705	0.0
60,000	(1)	Cinemark USA, Inc., 5.875%, 03/15/2026	61,586	0.0
70,000	(1)	Core & Main L.P., 6.125%, 08/15/2025	71,975	0.0
165,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	179,565	0.1
70,000		Delta Air Lines, Inc., 2.900%, 10/28/2024	70,041	0.0
70,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	74,670	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
70,000	(1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	$ 68,162	0.0
35,000	(1)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	37,735	0.0
70,000	(1)	IAA, Inc., 5.500%, 06/15/2027	73,544	0.0
200,000	(1)	InRetail Consumer, 3.250%, 03/22/2028	200,202	0.1
70,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	73,399	0.0
70,000	(1)	Interface, Inc., 5.500%, 12/01/2028	72,494	0.0
70,000	(1)	IRB Holding Corp., 7.000%, 06/15/2025	75,476	0.1
70,000		L Brands, Inc., 6.750%, 07/01/2036	82,731	0.1
70,000	(1)	LBM Acquisition LLC, 6.250%, 01/15/2029	72,187	0.0
30,000	(1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	30,078	0.0
70,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	72,057	0.0
70,000		M/I Homes, Inc., 4.950%, 02/01/2028	72,625	0.0
70,000		Meritage Homes Corp., 5.125%, 06/06/2027	77,000	0.1
70,000	(1)	Meritor, Inc., 4.500%, 12/15/2028	70,341	0.0
70,000		MGM Resorts International, 5.500%, 04/15/2027	75,348	0.1
70,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	73,399	0.0
70,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	72,715	0.0
70,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	72,617	0.0
70,000	(1)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	72,362	0.0
45,000	(1)	Royal Caribbean Cruises Ltd., 5.500%, 04/01/2028	45,281	0.0
70,000	(1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	77,223	0.1
70,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	72,587	0.0
35,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	37,597	0.0
70,000	(1)	SeaWorld Parks & Entertainment, Inc., 9.500%, 08/01/2025	76,209	0.1
70,000	(1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	69,650	0.0
70,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	72,931	0.0
70,000	(1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	72,363	0.0
70,000	(1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	70,175	0.0
70,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	69,869	0.0
70,000	(1)	STL Holding Co. LLC, 7.500%, 02/15/2026	72,800	0.0
70,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	72,625	0.0
35,000	(2)	Tenneco, Inc., 5.000%, 07/15/2026	33,053	0.0
35,000	(1)	Tenneco, Inc., 7.875%, 01/15/2029	39,343	0.0
70,000		Tri Pointe Homes, Inc., 5.700%, 06/15/2028	77,540	0.1
70,000		United Airlines Holdings, Inc., 4.250%, 10/01/2022	71,313	0.0
70,000	(1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	72,962	0.0
35,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	34,278	0.0
35,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	41,213	0.0
70,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	74,069	0.0
70,000	(1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	71,444	0.0
70,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	71,181	0.0
35,000	(1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	35,468	0.0
35,000	(1)	Wyndham Hotels & Resorts, Inc., 5.375%, 04/15/2026	35,853	0.0
			4,540,097	1.3

		Consumer, Non-cyclical: 1.0%
70,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	73,824	0.0
200,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	209,708	0.1
70,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	66,702	0.0
25,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	26,559	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
50,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	$ 54,947	0.0
55,000	(1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	55,825	0.0
70,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	71,706	0.0
70,000	(1)	Avantor Funding, Inc., 4.625%, 07/15/2028	73,193	0.0
35,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	35,221	0.0
70,000	(1),(2)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	72,100	0.0
70,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	73,443	0.0
70,000		Centene Corp., 4.625%, 12/15/2029	75,852	0.1
25,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	25,562	0.0
40,000	(1)	CPI CG, Inc., 8.625%, 03/15/2026	42,000	0.0
70,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	71,408	0.0
225,000	(1)	DP World Crescent Ltd., 3.750%, 01/30/2030	234,287	0.1
25,000	(1)	Emergent BioSolutions, Inc., 3.875%, 08/15/2028	24,484	0.0
45,000		Encompass Health Corp., 4.625%, 04/01/2031	46,631	0.0
70,000	(1)	Gartner, Inc., 4.500%, 07/01/2028	72,275	0.0
70,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	73,406	0.0
70,000		HCA, Inc., 3.500%, 09/01/2030	70,673	0.0
70,000	(1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	72,275	0.0
200,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	210,270	0.1
70,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	72,993	0.0
70,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	76,825	0.1
64,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	71,350	0.0
70,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	80,690	0.1
70,000	(1)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	68,775	0.0
70,000	(1)	Molina Healthcare, Inc., 3.875%, 11/15/2030	72,188	0.0
70,000	(1),(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	68,338	0.0
40,000	(1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	41,082	0.0
70,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/01/2028	73,719	0.0
70,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	74,337	0.0
70,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	75,107	0.1
70,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	70,263	0.0
70,000	(1)	Primo Water Holdings, Inc., 5.500%, 04/01/2025	72,033	0.0
70,000	(1)	Select Medical Corp., 6.250%, 08/15/2026	74,501	0.1
70,000	(1)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	70,701	0.0
70,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	72,275	0.0
70,000	(1)	Tenet Healthcare Corp., 6.125%, 10/01/2028	73,150	0.0
80,000	(1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	81,650	0.1
45,000	(1),(2)	United Natural Foods, Inc., 6.750%, 10/15/2028	48,150	0.0
70,000		United Rentals North America, Inc., 4.875%, 01/15/2028	73,823	0.0
70,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	74,537	0.1
			3,318,838	1.0

		Energy: 1.5%
70,000	(1)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	72,581	0.0
70,000	(2)	Antero Resources Corp., 5.000%, 03/01/2025	70,159	0.0
70,000	(2)	Apache Corp., 4.375%, 10/15/2028	69,895	0.0
70,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	71,237	0.0
70,000	(1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.250%, 12/31/2028	72,931	0.0
35,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	36,050	0.0
35,000	(1)	Cheniere Energy Partners L.P., 4.000%, 03/01/2031	35,656	0.0
70,000	(1)	CNX Resources Corp., 7.250%, 03/14/2027	75,275	0.1
70,000	(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	70,561	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
70,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	$ 76,067	0.1
350,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	369,008	0.1
450,000	(9)	Energy Transfer Operating L.P., 7.125%, 12/31/2199	439,560	0.2
70,000		EnLink Midstream LLC, 5.375%, 06/01/2029	65,581	0.0
70,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	73,456	0.0
35,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	37,713	0.0
300,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	329,180	0.1
70,000	(1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	72,231	0.0
70,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	70,744	0.0
70,000	(1)	Indigo Natural Resources LLC, 5.375%, 02/01/2029	69,096	0.0
350,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	415,359	0.1
70,000	(2)	Laredo Petroleum, Inc., 10.125%, 01/15/2028	67,236	0.0
70,000		Murphy Oil Corp., 6.375%, 07/15/2028	70,182	0.0
70,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	78,771	0.1
200,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	218,592	0.1
425,000		Petrobras Global Finance BV, 5.999%, 01/27/2028	467,500	0.2
225,000		Petroleos del Peru SA, 4.750%, 06/19/2032	237,697	0.1
425,000		Petroleos Mexicanos, 5.950%, 01/28/2031	408,805	0.1
200,000		Petroleos Mexicanos, 6.500%, 03/13/2027	209,326	0.1
70,000	(1)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	72,844	0.0
70,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	69,869	0.0
70,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	68,569	0.0
70,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	71,033	0.0
120,000		Vine Energy Holdings LLC, 6.750%, 04/15/2029	120,000	0.0
70,000	(1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	72,931	0.0
70,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	71,960	0.0
70,000		WPX Energy, Inc., 5.250%, 10/15/2027	74,705	0.1
			4,972,360	1.5

		Financial: 0.4%
70,000		Ally Financial, Inc., 5.750%, 11/20/2025	79,574	0.1
200,000		Bancolombia SA, 3.000%, 01/29/2025	204,695	0.1
70,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	75,906	0.0
70,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	71,503	0.0
70,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	73,062	0.0
70,000	(1)	Iron Mountain, Inc., 5.250%, 07/15/2030	72,313	0.0
200,000	(1),(9)	Kookmin Bank, 4.350%, 12/31/2199	211,915	0.1
70,000	(1)	LPL Holdings, Inc., 4.625%, 11/15/2027	72,844	0.0
70,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 3.875%, 02/15/2029	69,860	0.0
70,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	68,780	0.0
35,000		Navient Corp., 5.000%, 03/15/2027	35,136	0.0
70,000		OneMain Finance Corp., 6.625%, 01/15/2028	79,450	0.1
70,000	(1)	Quicken Loans LLC, 5.250%, 01/15/2028	73,631	0.0
70,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	69,125	0.0
70,000		SBA Communications Corp., 3.875%, 02/15/2027	71,642	0.0
70,000		Service Properties Trust, 4.375%, 02/15/2030	64,440	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
70,000	(1)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/2024	$72,144	0.0
			1,466,020	0.4

		Industrial: 0.6%
70,000		AECOM, 5.875%, 10/15/2024	78,823	0.1
70,000	(1)	Berry Global, Inc., 5.625%, 07/15/2027	74,069	0.0
70,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	73,486	0.0
70,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	72,406	0.0
70,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	73,631	0.0
70,000	(1)	Clark Equipment Co., 5.875%, 06/01/2025	74,244	0.0
70,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	74,520	0.0
70,000	(1)	CP Atlas Buyer, Inc., 7.000%, 12/01/2028	73,705	0.0
65,000	(1)	Dycom Industries, Inc., 4.500%, 04/15/2029	65,325	0.0
70,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	77,219	0.1
70,000	(1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	70,612	0.0
70,000	(1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	74,594	0.0
70,000	(1)	Granite US Holdings Corp., 11.000%, 10/01/2027	79,100	0.1
70,000	(1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	72,406	0.0
200,000	(1)	Klabin Austria GmbH, 5.750%, 04/03/2029	224,292	0.1
70,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	72,287	0.0
70,000	(1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	78,750	0.1
70,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	74,781	0.0
70,000		Park-Ohio Industries, Inc., 6.625%, 04/15/2027	70,875	0.0
70,000	(1)	PGT Innovations, Inc., 6.750%, 08/01/2026	74,550	0.0
70,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	72,144	0.0
70,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	72,087	0.0
42,000	(1)	SSL Robotics LLC, 9.750%, 12/31/2023	47,308	0.0
70,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	75,324	0.1
70,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	71,305	0.0
70,000		TransDigm, Inc., 5.500%, 11/15/2027	72,564	0.0
15,000	(1)	Vertical Holdco GmbH, 7.625%, 07/15/2028	16,157	0.0
70,000	(1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	71,925	0.0
			2,128,489	0.6

		Technology: 0.3%
70,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	72,005	0.0
70,000	(1)	Austin BidCo, Inc., 7.125%, 12/15/2028	71,356	0.0
70,000	(1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	70,499	0.0
70,000	(1)	BY Crown Parent LLC / BY Bond Finance, Inc., 4.250%, 01/31/2026	72,778	0.0
100,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	102,187	0.1
70,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	69,212	0.0
70,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	73,150	0.0
70,000	(1)	Entegris, Inc., 4.375%, 04/15/2028	72,356	0.0
70,000	(1)	Microchip Technology, Inc., 4.250%, 09/01/2025	73,147	0.0
70,000	(1)	MTS Systems Corp., 5.750%, 08/15/2027	76,291	0.1
55,000	(1)	NCR Corp., 5.125%, 04/15/2029	55,516	0.0
70,000	(1)	Open Text Corp., 3.875%, 02/15/2028	70,588	0.0
15,000	(1),(2)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	15,281	0.0
70,000	(1)	Rocket Software, Inc., 6.500%, 02/15/2029	70,761	0.0
70,000	(1)	Science Applications International Corp., 4.875%, 04/01/2028	72,483	0.0
40,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	40,925	0.0
75,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	77,993	0.1
			1,156,528	0.3

		Utilities: 0.9%
70,000	(1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	72,893	0.0
200,000	(1)	Colbun SA, 3.150%, 03/06/2030	205,583	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
475,000	(9)	Dominion Energy, Inc., 4.650%, 12/31/2199	$501,267	0.1
380,000	(9)	Duke Energy Corp., 4.875%, 12/31/2199	402,420	0.1
200,000		Inkia Energy Ltd., 5.875%, 11/09/2027	210,534	0.1
250,000		Kallpa Generacion SA, 4.125%, 08/16/2027	266,685	0.1
275,000	(9)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	314,341	0.1
400,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	464,000	0.1
70,000		PG&E Corp., 5.250%, 07/01/2030	74,288	0.0
269,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	272,125	0.1
275,000	(9)	Southern Co/The, 4.000%, 01/15/2051	290,881	0.1
70,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	72,859	0.0
			3,147,876	0.9

	Total Corporate Bonds/Notes
	(Cost $25,001,785)		25,965,647	7.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.5%
780,872	(1),(9)	Agate Bay Mortgage Trust 2015-1 B4, 3.772%, 01/25/2045	779,776	0.2
357,011	(1),(9)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	363,156	0.1
624,517	(1),(9)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	641,021	0.2
474,108	(1),(9)	CIM Trust 2019-J1 B2, 4.004%, 08/25/2049	493,722	0.1
341,488	(1),(9)	CIM Trust 2019-J2 A13, 3.500%, 10/25/2049	346,768	0.1
1,000,000	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.109%, (US0001M + 2.000%), 01/25/2040	1,001,473	0.3
520,710		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.759%, (US0001M + 3.650%), 09/25/2029	536,800	0.2
294,990		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.759%, (US0001M + 2.650%), 02/25/2030	298,666	0.1
329,778		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.909%, (US0001M + 2.800%), 02/25/2030	333,066	0.1
781,107		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.459%, (US0001M + 2.350%), 01/25/2031	784,532	0.2
671,115		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.109%, (US0001M + 2.000%), 03/25/2031	670,777	0.2
216,798		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.359%, (US0001M + 2.250%), 07/25/2030	217,833	0.1
521,558	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.409%, (US0001M + 2.300%), 08/25/2031	524,153	0.2
470,631	(1)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.209%, (US0001M + 2.100%), 06/25/2039	473,022	0.1
450,781	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.509%, (US0001M + 2.400%), 04/25/2031	453,080	0.1
1,956,806	(10)	Fannie Mae REMICS 2008-36 YI, 7.091%, (-1.000*US0001M + 7.200%), 07/25/2036	304,569	0.1
917,431	(10)	Fannie Mae REMICS 2010-59 NS, 5.661%, (-1.000*US0001M + 5.770%), 06/25/2040	151,126	0.0
4,135,648	(10)	Fannie Mae REMICS 2012-121 ID, 3.000%, 11/25/2027	256,798	0.1
4,854,681	(10)	Fannie Mae REMICS 2013-71 AI, 3.000%, 07/25/2028	313,436	0.1
5,096,931	(10)	Fannie Mae Interest Strip Series 367 2, 5.500%, 01/01/2036	1,069,525	0.3
1,143,472	(10)	Fannie Mae REMICS 2005-66 LS, 6.521%, (-1.000*US0001M + 6.630%), 07/25/2035	220,645	0.1
4,261,114	(10)	Fannie Mae REMICS 2012-144 SC, 5.991%, (-1.000*US0001M + 6.100%), 01/25/2043	954,788	0.3
2,036,960	(10)	Fannie Mae REMICS 2012-151 WS, 6.091%, (-1.000*US0001M + 6.200%), 03/25/2042	312,650	0.1
4,818,499	(10)	Fannie Mae REMICS 2012-35 LS, 6.491%, (-1.000*US0001M + 6.600%), 04/25/2041	683,863	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,539,974	(10)	Fannie Mae REMICS 2013-20 SK, 6.091%, (-1.000*US0001M + 6.200%), 05/25/2041	$413,979	0.1
1,302,696	(10)	Fannie Mae REMICS 2015-65 KI, 6.891%, (-1.000*US0001M + 7.000%), 08/25/2035	255,859	0.1
772,222	(10)	Fannie Mae REMICS 2018-86 DS, 5.991%, (-1.000*US0001M + 6.100%), 12/25/2048	103,696	0.0
500,000	(1),(9)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	507,380	0.2
892,152	(1),(9)	Flagstar Mortgage Trust 2017-1 B3, 3.673%, 03/25/2047	892,014	0.3
976,622	(1),(9)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	998,068	0.3
1,153,278	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.009%, (US0001M + 1.900%), 01/25/2050	1,156,060	0.3
399,436		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.009%, (US0001M + 3.900%), 12/25/2027	406,850	0.1
1,152,702	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.759%, (US0001M + 2.650%), 01/25/2049	1,164,220	0.3
837,933	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.159%, (US0001M + 2.050%), 04/25/2049	839,027	0.2
646,792	(10)	Freddie Mac REMICS 3318 KS, 6.304%, (-1.000*US0001M + 6.410%), 05/15/2037	87,451	0.0
1,053,987	(10)	Freddie Mac REMICS 3879 SL, 6.494%, (-1.000*US0001M + 6.600%), 01/15/2041	149,749	0.0
4,158,308	(10)	Freddie Mac REMICS 4120 JS, 6.094%, (-1.000*US0001M + 6.200%), 10/15/2032	718,929	0.2
2,698,249	(10)	Freddie Mac REMICS 4141 EI, 3.000%, 09/15/2027	122,658	0.0
3,490,288	(10)	Freddie Mac REMICS 4153 IB, 2.500%, 01/15/2028	177,100	0.1
5,509,201	(10)	Freddie Mac REMICS 4517 KI, 1.033%, (-0.357*US0001M + 1.071%), 04/15/2043	130,842	0.0
4,811,028	(10)	Freddie Mac REMICS 4596 DI, 3.500%, 06/15/2046	686,214	0.2
2,591,785	(10)	Freddie Mac REMICS 4619 KS, 4.135%, (-1.000*US0001M + 4.250%), 06/15/2039	393,358	0.1
1,208,732	(10)	Ginnie Mae Series 2013-148 DS, 5.574%, (-1.000*US0001M + 5.680%), 10/16/2043	231,254	0.1
8,630,311	(10)	Ginnie Mae Series 2015-20 CI, 3.500%, 02/20/2030	775,472	0.2
789,254	(10)	Ginnie Mae Series 2015-42 IY, 5.500%, 08/20/2039	83,171	0.0
7,343,281	(10)	Ginnie Mae Series 2019-23 MT, 0.600%, (-1.000*US0001M + 6.700%), 03/20/2042	135,088	0.0
214,316	(1),(9)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	216,063	0.1
691,170	(1),(9)	GS Mortgage-Backed Securities Trust 2020-NQM1 A2, 1.791%, 09/27/2060	697,266	0.2
500,000	(1)	Home RE 2019-1 M2 Ltd., 3.359%, (US0001M + 3.250%), 05/25/2029	499,860	0.2
573,231	(1),(9)	JP Morgan Mortgage Trust 2018-8 A13, 4.000%, 01/25/2049	587,077	0.2
1,000,000	(1),(9)	JP Morgan Mortgage Trust 2021-3 A5, 2.500%, 07/01/2051	993,071	0.3
189,439	(1),(9)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	193,514	0.1
479,723	(1),(9)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	486,448	0.1
996,222	(1),(9)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	1,007,967	0.3
864,244	(1),(9)	JP Morgan Mortgage Trust 2017-5 B2, 3.115%, 10/26/2048	875,273	0.3
1,122,530	(1),(9)	JP Morgan Mortgage Trust 2018-3 B2, 3.753%, 09/25/2048	1,161,908	0.3
728,562	(1),(9)	JP Morgan Mortgage Trust 2018-4 B2, 3.750%, 10/25/2048	748,078	0.2
946,534	(1),(9)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	961,855	0.3
233,247	(1),(9)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	237,605	0.1
264,424	(1),(9)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	272,147	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
73,805	(1),(9)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	$ 75,618	0.0
968,979	(1),(9)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.061%, 10/25/2049	1,026,737	0.3
427,189	(1),(9)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	433,702	0.1
582,161	(1),(9)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.807%, 12/25/2049	607,048	0.2
565,842	(1),(9)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	577,394	0.2
473,123	(1),(9)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.437%, 10/25/2048	504,882	0.2
413,076	(1),(9)	Mello Mortgage Capital Acceptance 2018-MTG2 A2, 4.000%, 10/25/2048	417,761	0.1
893,086	(1),(9)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	894,097	0.3
398,724	(1),(9)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	406,525	0.1
1,146,470	(1),(9)	Sequoia Mortgage Trust 2019-2 B2, 4.267%, 06/25/2049	1,202,322	0.4
1,148,158	(1),(9)	Sequoia Mortgage Trust 2019-2 B3, 4.267%, 06/25/2049	1,172,690	0.3
96,413	(1),(9)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	98,062	0.0
257,769	(1),(9)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	261,065	0.1
263,857	(1),(9)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	269,339	0.1
1,096,654	(1),(9)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	1,102,613	0.3
569,523	(1),(9)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	582,286	0.2
565,452	(1),(9)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.688%, 07/25/2047	567,891	0.2
724,466	(1),(9)	Wells Fargo Mortgage Backed Securities 2020-4 A17 Trust, 3.000%, 07/25/2050	733,687	0.2

	Total Collateralized Mortgage Obligations
	(Cost $42,164,917)		42,485,535	12.5

U.S. TREASURY OBLIGATIONS: 3.5%
		U.S. Treasury Bonds: 0.3%
1,000		1.250%,05/15/2050	755	0.0
964,900		1.625%,11/15/2050	804,335	0.3
59,000		1.875%,02/15/2041	54,953	0.0
			860,043	0.3

		U.S. Treasury Notes: 3.2%
3,984,600		0.125%,03/31/2023	3,982,110	1.2
3,368,700		0.250%,03/15/2024	3,359,883	1.0
2,166,000		0.750%,03/31/2026	2,147,301	0.6
87,000		1.125%,02/15/2031	82,208	0.0
1,397,000		1.250%,03/31/2028	1,382,703	0.4
			10,954,205	3.2

	Total U.S. Treasury Obligations
	(Cost $11,881,238)		11,814,248	3.5

ASSET-BACKED SECURITIES: 10.0%
		Automobile Asset-Backed Securities: 1.7%
300,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	317,057	0.1
450,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	472,040	0.1
1,200,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	1,251,217	0.4
500,000		GM Financial Consumer Automobile Receivables Trust 2019-3 C, 2.620%, 01/16/2025	517,015	0.1
550,000	(1)	Oscar US Funding XI LLC 2019-2A A4, 2.680%, 09/10/2026	573,995	0.2
550,000		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	570,487	0.2
1,000,000		Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	1,039,323	0.3
150,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	152,795	0.0
350,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	361,267	0.1
600,000	(1)	Santander Retail Auto Lease Trust 2019-B C, 2.770%, 08/21/2023	615,466	0.2
			5,870,662	1.7

		Home Equity Asset-Backed Securities: 0.2%
582,908	(1),(9)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	579,857	0.2

		Other Asset-Backed Securities: 7.9%
398,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	410,484	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
149,250	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	$ 157,601	0.1
300,000	(1)	Babson CLO Ltd. 2018-3A C, 2.124%, (US0003M + 1.900%), 07/20/2029	297,015	0.1
400,000	(1)	Benefit Street Partners CLO Ltd. 2021-23A C, 2.394%, (US0003M + 2.200%), 04/25/2034	400,000	0.1
750,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA BR2, 2.141%, (US0003M + 1.900%), 07/15/2029	739,664	0.2
250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 2.113%, (US0003M + 2.000%), 04/15/2034	248,773	0.1
500,000	(1)	BlueMountain CLO XXV Ltd. 2019-25A C, 2.691%, (US0003M + 2.450%), 07/15/2032	500,216	0.2
388,000	(1)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	390,170	0.1
603,118	(1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	635,660	0.2
700,000	(1)	Dryden 43 Senior Loan Fund 2016-43A CR, 2.624%, (US0003M + 2.400%), 07/20/2029	700,182	0.2
500,000	(1)	Dryden 75 CLO Ltd. 2019-75A CR, 2.641%, (US0003M + 2.400%), 07/15/2030	497,457	0.1
419,230	(1)	J.G. Wentworth XXXVIII LLC 2017-1A A, 3.990%, 08/16/2060	463,192	0.1
750,000	(1)	LCM XXII Ltd. 22A BR, 2.224%, (US0003M + 2.000%), 10/20/2028	749,302	0.2
750,000	(1)	LCM XV L.P. 15A CR, 2.624%, (US0003M + 2.400%), 07/20/2030	749,994	0.2
500,000	(1)	Madison Park Funding XXI Ltd. 2016-21A BR, 3.091%, (US0003M + 2.850%), 10/15/2032	500,975	0.2
650,000	(1)	Marlette Funding Trust 2019-3A B, 3.070%, 09/17/2029	658,325	0.2
426,468	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	451,050	0.1
727,867	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	784,374	0.2
750,000	(1)	Neuberger Berman CLO XVII Ltd. 2014-17A CR2, 2.222%, (US0003M + 2.000%), 04/22/2029	750,119	0.2
1,000,000	(1)	Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A CR, 1.944%, (US0003M + 1.750%), 10/18/2029	991,936	0.3
750,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.676%, (US0003M + 2.450%), 10/16/2032	751,656	0.2
250,000	(1)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900%), 01/18/2034	249,599	0.1
750,000	(1)	OCP Clo 2019-17A C1 Ltd., 2.774%, (US0003M + 2.550%), 07/20/2032	750,407	0.2
650,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1R, 1.224%, (US0003M + 1.000%), 03/17/2030	650,006	0.2
250,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.174%, (US0003M + 1.950%), 03/17/2030	248,962	0.1
580,000	(1)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 2.274%, (US0003M + 2.050%), 07/20/2030	580,003	0.2
250,000	(1)	Octagon Loan Funding Ltd. 2014-1A CRR, 2.389%, (US0003M + 2.200%), 11/18/2031	248,118	0.1
750,000	(1)	OHA Credit Funding 3 Ltd. 2019-3A C, 2.674%, (US0003M + 2.450%), 07/20/2032	751,030	0.2
800,000	(1)	Palmer Square Loan Funding 2019-2A B Ltd., 2.474%, (US0003M + 2.250%), 04/20/2027	800,182	0.2
750,000	(1)	Palmer Square Loan Funding 2020-2A B Ltd., 2.474%, (US0003M + 2.250%), 04/20/2028	750,179	0.2
550,000	(1)	Shackleton 2019-15A CR CLO Ltd., 2.298%, (US0003M + 2.150%), 01/15/2032	547,239	0.2
500,000	(1)	Silver Creek CLO Ltd. 2014-1A CR, 2.524%, (US0003M + 2.300%), 07/20/2030	500,072	0.2
126,931	(1)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	128,563	0.0
127,365	(1)	SoFi Consumer Loan Program 2018-4 B Trust, 3.960%, 11/26/2027	128,234	0.0
1,000,000	(1)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	1,037,001	0.3

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
200,000	(1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	$ 205,005	0.1
100,000	(1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	102,206	0.0
400,000	(1)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	407,386	0.1
450,000	(1)	Sound Point Clo XIV Ltd. 2016-3A CR, 2.221%, (US0003M + 2.050%), 01/23/2029	448,475	0.1
910,000	(1)	Sound Point CLO XXVIII Ltd. 2020-3A A1, 1.535%, (US0003M + 1.280%), 01/25/2032	911,112	0.3
343,266	(1)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	367,228	0.1
750,000	(1)	THL Credit Wind River 2016-1A CR CLO Ltd., 2.341%, (US0003M + 2.100%), 07/15/2028	750,040	0.2
2,000,000	(1),(9)	Towd Point Mortgage Trust 2015-4 M2, 3.750%, 04/25/2055	2,136,221	0.6
180,000	(1),(9)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	190,464	0.1
1,161,000	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,228,084	0.4
239,375	(1)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	254,323	0.1
780,000	(1)	Westcott Park CLO Ltd. 2016-1A CR, 2.474%, (US0003M + 2.250%), 07/20/2028	780,207	0.2
			26,978,491	7.9

		Student Loan Asset-Backed Securities: 0.2%
600,000	(1)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	605,746	0.2

	Total Asset-Backed Securities
	(Cost $33,381,093)		34,034,756	10.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 10.3%
1,000,000	(1)	Alen 2021-ACEN E Mortgage Trust, 4.106%, (US0001M + 4.000%), 04/15/2038	1,005,509	0.3
330,000	(1),(9)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.393%, 05/27/2021	328,298	0.1
650,000	(1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	598,988	0.2
1,170,000	(1)	BANK 2017-BNK8 D, 2.600%, 11/15/2050	1,045,140	0.3
1,000,000	(1),(9)	BENCHMARK 2018-B3 D Mortgage Trust, 3.056%, 04/10/2051	904,868	0.3
12,379,457	(9),(10)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.229%, 03/15/2062	966,368	0.3
5,496,427	(9),(10)	Benchmark 2020-B17 XA Mortgage Trust, 1.419%, 03/15/2053	497,260	0.1
180,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 08/15/2053	183,785	0.1
3,247,747	(9),(10)	Benchmark 2020-B18 XA Mortgage Trust, 1.794%, 07/15/2053	371,794	0.1
2,100,000	(9),(10)	Benchmark 2021-B24 XA Mortgage Trust, 1.275%, 03/15/2054	187,803	0.1
204,000	(1),(11)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	150,302	0.0
752,409	(1)	BX Commercial Mortgage Trust 2019-XL J, 2.756%, (US0001M + 2.650%), 10/15/2036	753,834	0.2
100,000	(1)	BX Commercial Mortgage Trust 2020-VKNG E, 2.206%, (US0001M + 2.100%), 10/15/2037	100,249	0.0
210,000	(1),(9)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	209,163	0.1
1,000,000	(1)	BX Trust 2018-GW F, 2.526%, (US0001M + 2.420%), 05/15/2035	998,465	0.3
2,000,000	(1),(9)	CALI Mortgage Trust 2019-101C E, 4.324%, 03/10/2039	1,935,479	0.6
16,189,778	(9),(10)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 0.877%, 12/15/2072	1,035,950	0.3
1,530,000	(9)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 3.891%, 02/10/2049	1,534,356	0.4
130,000	(1),(9)	COMM 2013-CR10 E Mortgage Trust, 4.790%, 08/10/2046	119,473	0.0
520,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 2.756%, (US0001M + 2.650%), 05/15/2036	521,156	0.2
100,000	(1),(9)	Credit Suisse Mortgage Capital Certificates 2020-NET C, 3.526%, 08/15/2037	103,642	0.0
2,000,000	(9)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.190%, 06/15/2057	1,919,905	0.6
789,600	(1)	CSWF 2018-TOP D, 1.906%, (US0001M + 1.800%), 08/15/2035	789,981	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
350,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.765%, (US0001M + 3.650%), 07/10/2044	$ 262,602	0.1
190,000	(1),(9)	DBUBS 2017-BRBK E Mortgage Trust, 3.530%, 10/10/2034	194,320	0.1
1,000,000	(1),(9)	DBWF 2015-LCM D Mortgage Trust, 3.422%, 06/10/2034	903,978	0.3
1,458,473	(9),(10)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.583%, 04/25/2030	177,286	0.0
4,292,798	(9),(10)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.512%, 05/25/2035	710,046	0.2
2,837,454	(1),(10)	FREMF 2016-K57 X2B Mortgage Trust, 0.100%, 08/25/2049	11,885	0.0
1,119,480	(1),(11)	FREMF 2016-K57 D Mortgage Trust, 0.000%, 08/25/2049	774,524	0.2
12,015,353	(1),(10)	FREMF 2016-K57 X2A Mortgage Trust, 0.100%, 08/25/2049	45,131	0.0
293,000	(1),(9)	Grace Trust 2020-GRCE E, 2.680%, 12/10/2040	269,636	0.1
1,773,546	(1),(9)	GS Mortgage Securities Trust 2012-GC6 D, 5.652%, 01/10/2045	1,657,405	0.5
500,000	(1),(9)	GS Mortgage Securities Trust 2012-GCJ7 D, 5.622%, 05/10/2045	461,580	0.1
13,722,782	(9),(10)	GS Mortgage Securities Trust 2019-GC39 XA, 1.138%, 05/10/2052	955,309	0.3
200,000	(1),(9)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	154,713	0.0
370,000	(1),(9)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.153%, 12/27/2046	366,437	0.1
420,000	(1),(9)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.425%, 08/15/2046	423,442	0.1
27,351,157	(9),(10)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.639%, 06/15/2051	897,334	0.3
182,000	(1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.608%, (US0001M + 2.500%), 07/15/2036	181,931	0.1
560,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	392,824	0.1
253,862	(1)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	12,704	0.0
1,955,000	(1),(9)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,590,832	0.5
7,601,083	(9),(10)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.643%, 11/15/2029	372,871	0.1
140,000	(1),(9)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.470%, 12/10/2045	98,272	0.0
240,000	(1),(9)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.470%, 12/10/2045	131,395	0.0
1,920,000	(9)	WFRBS Commercial Mortgage Trust 2014-C19 C, 4.646%, 03/15/2047	2,012,061	0.6
420,000	(1),(9)	WFRBS Commercial Mortgage Trust 2011-C5 B, 5.673%, 11/15/2044	425,978	0.1
2,000,000	(1),(9)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.673%, 11/15/2044	1,953,729	0.6
2,210,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	1,907,750	0.6
1,750,000	(1),(9)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.973%, 06/15/2046	1,510,101	0.4

	Total Commercial Mortgage-Backed Securities
	(Cost $35,552,336)		35,117,844	10.3

SOVEREIGN BONDS: 2.0%
300,000		Brazilian Government International Bond, 3.875%, 06/12/2030	291,558	0.1
450,000		Colombia Government International Bond, 3.875%, 04/25/2027	483,251	0.1
EUR 225,000		Croatia Government International Bond, 1.125%, 06/19/2029	271,775	0.1
200,000		Croatia Government International Bond, 5.500%, 04/04/2023	219,201	0.1
200,000	(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	202,500	0.1
300,000		Dominican Republic International Bond, 6.875%, 01/29/2026	348,900	0.1
350,000	(1)	Egypt Government International Bond, 5.875%, 02/16/2031	328,776	0.1
225,000		Egypt Government International Bond, 7.500%, 01/31/2027	244,839	0.1
325,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	314,895	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
141,389		Ivory Coast Government International Bond, 5.750%, 12/31/2032	$ 141,806	0.0
200,000		Mexico Government International Bond, 4.500%, 04/22/2029	222,123	0.1
125,000		Panama Government International Bond, 9.375%, 04/01/2029	183,201	0.0
200,000		Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	221,010	0.1
ZAR 8,419,000		Republic of South Africa Government Bond, 8.875%, 02/28/2035	484,608	0.1
450,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	453,906	0.1
RUB 41,911,000		Russian Federal Bond - OFZ, 7.250%, 05/10/2034	564,948	0.2
200,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	219,102	0.1
200,000		Sri Lanka Government International Bond, 6.350%, 06/28/2024	129,382	0.0
TRY 9,120,000		Turkey Government Bond, 11.000%, 02/24/2027	808,482	0.2
475,000		Turkey Government International Bond, 4.875%, 10/09/2026	439,532	0.1
350,000		Ukraine Government International Bond, 7.750%, 09/01/2025	381,275	0.1

	Total Sovereign Bonds
	(Cost $7,258,930)		6,955,070	2.0

PURCHASED OPTIONS (12): 0.1%
	Total Purchased Options
	(Cost $175,589)		191,114	0.1

	Total Long-Term Investments
	(Cost $307,815,809)		338,156,428	99.2

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreements: 0.6%
129,753	(13)	Bank of Montreal, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $129,753, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $132,348, due 10/01/30-04/01/51)	129,753	0.0
1,000,000	(13)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $1,020,000, due 05/15/23-09/15/57)	1,000,000	0.3
1,000,000	(13)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 05/04/21-04/01/51)	1,000,000	0.3

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $2,129,753)		2,129,753	0.6

	Total Investments in Securities (Cost $309,945,562)		$ 340,286,181	99.8
	Assets in Excess of Other Liabilities		836,893	0.2
	Net Assets		$ 341,123,074	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Non-income producing security.
(4)	Preferred Stock may be called prior to convertible date.

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(7)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2021, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(8)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(9)	Variable rate security. Rate shown is the rate in effect as of March 31, 2021.
(10)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(11)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Currency Abbreviations:
EUR	EU Euro
RUB	Russian Ruble
TRY	Turkish New Lira
ZAR	South African Rand

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,272,233	$1,289,131	$–	$8,561,364
Consumer Discretionary	7,992,941	1,430,087	–	9,423,028
Consumer Staples	10,600,432	1,864,615	–	12,465,047
Energy	3,609,094	411,035	–	4,020,129
Financials	11,280,570	2,712,019	–	13,992,589
Health Care	20,463,427	2,007,577	–	22,471,004
Industrials	13,995,366	3,104,859	–	17,100,225
Information Technology	44,779,608	1,089,033	–	45,868,641
Materials	6,199,614	1,578,133	–	7,777,747
Real Estate	2,975,665	346,653	–	3,322,318
Utilities	$5,986,950	$798,708	$–	$6,785,658
Total Common Stock	135,155,900	16,631,850	–	151,787,750
Exchange-Traded Funds	1,854,213	–	–	1,854,213
Mutual Funds	26,987,668	–	–	26,987,668
Preferred Stock	–	962,583	–	962,583
Rights	–	–	–	–
Purchased Options	–	191,114	–	191,114
Corporate Bonds/Notes	–	25,965,647	–	25,965,647
Collateralized Mortgage Obligations	–	42,485,535	–	42,485,535
Asset-Backed Securities	–	34,034,756	–	34,034,756
Commercial Mortgage-Backed Securities	–	35,117,844	–	35,117,844
Sovereign Bonds	–	6,955,070	–	6,955,070
Other	–	–	–	–
U.S. Treasury Obligations	–	11,814,248	–	11,814,248
Short-Term Investments	–	2,129,753	–	2,129,753
Total Investments, at fair value	$163,997,781	$176,288,400	$–	$340,286,181
Other Financial Instruments+
Centrally Cleared Swaps	–	9,545	–	9,545
Forward Foreign Currency Contracts	–	1,934,986	–	1,934,986
Futures	709,357	–	–	709,357
Total Assets	$164,707,138	$178,232,931	$–	$342,940,069
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(4,376)	$–	$(4,376)
Forward Foreign Currency Contracts	–	(1,869,969)	–	(1,869,969)
Futures	(845,370)	–	–	(845,370)
Written Options	–	(271,883)	–	(271,883)
Total Liabilities	$(845,370)	$(2,146,228)	$–	$(2,991,598)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P	$24,307,381	$239,151	$-	$162,691	$24,709,223	$239,151	$-	$-
Voya High Yield Bond Fund - Class P	2,264,400	33,808	-	(19,763)	2,278,445	33,808	-	-
	$26,571,781	$272,959	$-	$142,928	$26,987,668	$272,959	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, Voya Balanced Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
General Motors Co. Escrow	11/24/2020	$–	$–
		$–	$–

At March 31, 2021, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK 6,154,238	USD 734,992	BNP Paribas	04/09/21	$(15,459)
JPY 154,745,139	USD 1,409,529	BNP Paribas	04/09/21	(11,860)
USD 2,104,428	JPY 229,626,796	BNP Paribas	04/09/21	30,423
USD 818,705	JPY 89,131,585	BNP Paribas	04/09/21	13,662
CAD 1,158,761	USD 917,543	BNP Paribas	04/09/21	4,538
AUD 1,670,147	USD 1,266,848	BNP Paribas	04/09/21	1,763
EUR 2,228,419	USD 2,684,724	BNP Paribas	04/09/21	(71,069)
JPY 251,110,910	USD 2,307,082	BNP Paribas	04/09/21	(39,031)
USD 850,661	NZD 1,175,190	BNP Paribas	04/09/21	29,918
AUD 1,274,041	USD 985,114	BNP Paribas	04/09/21	$(17,377)

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

JPY 182,117,773	USD 1,743,062	BNP Paribas	04/09/21	$(98,162)
AUD 3,085,768	USD 2,398,938	BNP Paribas	04/09/21	(55,049)
USD 1,753,306	EUR 1,446,592	BNP Paribas	04/09/21	56,635
USD 1,478,701	EUR 1,215,378	BNP Paribas	04/09/21	53,216
NOK 22,219,454	USD 2,616,501	BNP Paribas	04/09/21	(18,679)
USD 1,456,132	EUR 1,195,874	BNP Paribas	04/09/21	53,522
USD 1,719,463	NZD 2,387,662	BNP Paribas	04/09/21	51,939
EUR 1,472,810	USD 1,764,979	BNP Paribas	04/09/21	(37,558)
GBP 1,694,137	USD 2,317,782	BNP Paribas	04/09/21	17,819
NOK 9,763,952	USD 1,140,847	BNP Paribas	04/09/21	721
USD 2,026,210	JPY 213,730,664	BNP Paribas	04/09/21	95,779
EUR 4,369,571	USD 5,234,899	BNP Paribas	04/09/21	(109,941)
USD 2,932,205	GBP 2,122,095	BNP Paribas	04/09/21	6,604
NZD 1,708,413	USD 1,216,595	BNP Paribas	04/09/21	(23,453)
USD 1,465,171	AUD 1,894,307	BNP Paribas	04/09/21	26,292
NZD 3,456,267	USD 2,480,891	BNP Paribas	04/09/21	(67,063)
USD 962,508	NOK 8,097,451	BNP Paribas	04/09/21	15,782
USD 1,196,315	AUD 1,541,345	BNP Paribas	04/09/21	25,539
JPY 227,530,439	USD 2,090,859	BNP Paribas	04/09/21	(35,789)
USD 2,884,244	CAD 3,610,078	BNP Paribas	04/09/21	11,536
NOK 11,650,133	USD 1,371,290	BNP Paribas	04/09/21	(9,196)
NOK 7,926,227	USD 930,691	BNP Paribas	04/09/21	(3,984)
AUD 3,161,830	USD 2,453,754	Brown Brothers Harriman & Co.	04/09/21	(52,090)
AUD 466,649	USD 359,881	Brown Brothers Harriman & Co.	04/09/21	(5,424)
JPY 73,938,696	USD 682,059	Brown Brothers Harriman & Co.	04/09/21	(14,240)
USD 1,023,406	EUR 842,869	Brown Brothers Harriman & Co.	04/09/21	34,826
CAD 1,081,602	USD 863,572	Brown Brothers Harriman & Co.	04/09/21	(2,891)
CAD 1,108,887	USD 889,075	Brown Brothers Harriman & Co.	04/09/21	(6,682)
EUR 629,370	USD 749,716	Brown Brothers Harriman & Co.	04/09/21	(11,544)
JPY 76,302,039	USD 700,076	Brown Brothers Harriman & Co.	04/09/21	(10,911)
USD 1,155,171	CAD 1,466,880	Brown Brothers Harriman & Co.	04/09/21	(12,094)
MXN 9,500,510	USD 463,989	Brown Brothers Harriman & Co.	04/09/21	470
USD 961,345	NOK 8,103,404	Brown Brothers Harriman & Co.	04/09/21	13,923
USD 1,860,380	EUR 1,560,478	Brown Brothers Harriman & Co.	04/09/21	30,135
NZD 1,179,913	USD 849,032	Brown Brothers Harriman & Co.	04/09/21	(24,991)
USD 952,649	CAD 1,193,113	Brown Brothers Harriman & Co.	04/09/21	3,233
NOK 2,882,046	USD 342,736	Brown Brothers Harriman & Co.	04/09/21	(5,777)
JPY 75,415,256	USD 696,034	Brown Brothers Harriman & Co.	04/09/21	(14,878)
GBP 350,394	USD 488,180	Brown Brothers Harriman & Co.	04/09/21	(5,113)
CAD 2,678,254	USD 2,159,407	Brown Brothers Harriman & Co.	04/09/21	(28,195)
CAD 1,079,278	USD 855,586	Brown Brothers Harriman & Co.	04/09/21	3,245
NOK 9,546,149	USD 1,123,703	Brown Brothers Harriman & Co.	04/09/21	(7,600)
USD 1,163,972	JPY 122,927,441	Brown Brothers Harriman & Co.	04/09/21	53,683
USD 1,197,953	GBP 862,136	Brown Brothers Harriman & Co.	04/09/21	9,380
USD 1,470,473	CAD 1,862,693	Brown Brothers Harriman & Co.	04/09/21	(11,759)
USD 1,234,141	NOK 10,591,095	Brown Brothers Harriman & Co.	04/09/21	(4,133)
USD 717,520	NOK 6,132,001	Brown Brothers Harriman & Co.	04/09/21	588
USD 930,702	SEK 7,733,998	Brown Brothers Harriman & Co.	04/09/21	45,085
EUR 1,205,494	USD 1,429,124	Brown Brothers Harriman & Co.	04/09/21	(15,231)
USD 1,068,464	NOK 9,044,575	Brown Brothers Harriman & Co.	04/09/21	11,003
USD 1,220,766	SEK 10,137,325	Brown Brothers Harriman & Co.	04/09/21	59,944
AUD 896,845	USD 694,767	Brown Brothers Harriman & Co.	04/09/21	(13,541)
USD 1,450,907	EUR 1,200,384	Brown Brothers Harriman & Co.	04/09/21	43,007
USD 910,881	CAD 1,158,639	Brown Brothers Harriman & Co.	04/09/21	(11,103)
AUD 440,570	USD 350,941	Brown Brothers Harriman & Co.	04/09/21	(16,293)
NOK 4,801,910	USD 554,592	Brown Brothers Harriman & Co.	04/09/21	6,830
USD 537,506	NZD 751,127	Brown Brothers Harriman & Co.	04/09/21	12,925
NOK 4,010,663	USD 470,065	Brown Brothers Harriman & Co.	04/09/21	(1,152)
CHF 602,117	USD 671,970	Brown Brothers Harriman & Co.	04/09/21	(34,789)
USD 451,094	NOK 3,810,499	Brown Brothers Harriman & Co.	04/09/21	5,584
USD 395,427	SEK 3,343,791	Brown Brothers Harriman & Co.	04/09/21	12,530
USD 871,983	NOK 7,353,248	Brown Brothers Harriman & Co.	04/09/21	12,267
USD 501,748	ZAR 7,529,970	Brown Brothers Harriman & Co.	05/07/21	(5,975)
PLN 475	USD 127	Brown Brothers Harriman & Co.	05/07/21	(6)
USD 1,582,206	NOK 13,679,829	Citibank N.A.	04/09/21	(17,193)
USD 1,192,217	NOK 10,090,566	Citibank N.A.	04/09/21	12,463
USD 1,419,367	EUR 1,166,568	Citibank N.A.	04/09/21	51,129
USD 2,275,048	CAD 2,883,760	Citibank N.A.	04/09/21	(19,694)
USD 1,493,689	GBP 1,074,241	Citibank N.A.	04/09/21	12,700
GBP 675,954	USD 947,540	Citibank N.A.	04/09/21	(15,644)

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

USD 3,436,148	NZD 4,796,578	Citibank N.A.	04/09/21	$86,258
CAD 1,071,035	USD 837,200	Citibank N.A.	04/09/21	15,073
USD 1,737,023	NOK 14,763,828	Citibank N.A.	04/09/21	10,888
NZD 1,591,604	USD 1,144,373	Citibank N.A.	04/09/21	(32,810)
BRL 3,379	USD 622	Citibank N.A.	04/09/21	(22)
COP 1,245,879	USD 346	Citibank N.A.	04/09/21	(6)
RUB 5,019,526	USD 67,156	Citibank N.A.	05/07/21	(1,023)
TRY 3,354,928	USD 444,326	Citibank N.A.	05/07/21	(48,476)
CLP 341,074,393	USD 463,989	Goldman Sachs International	04/09/21	9,462
USD 597,834	RUB 44,517,445	JPMorgan Chase Bank N.A.	05/07/21	11,305
GBP 598,832	USD 822,315	Morgan Stanley Capital Services LLC	04/09/21	3,258
GBP 349,129	USD 487,986	Morgan Stanley Capital Services LLC	04/09/21	(6,664)
AUD 322,554	USD 249,705	Morgan Stanley Capital Services LLC	04/09/21	(4,699)
USD 452,795	NOK 3,820,740	Morgan Stanley Capital Services LLC	04/09/21	6,087
USD 472,122	MXN 9,515,460	Morgan Stanley Capital Services LLC	04/09/21	6,932
USD 1,133,195	AUD 1,461,667	Morgan Stanley Capital Services LLC	04/09/21	22,941
USD 1,389,826	NOK 11,891,053	Morgan Stanley Capital Services LLC	04/09/21	(435)
USD 333,592	JPY 35,298,913	Morgan Stanley Capital Services LLC	04/09/21	14,770
EUR 107,952	USD 128,679	Morgan Stanley Capital Services LLC	04/09/21	(2,066)
USD 941,133	NZD 1,317,840	Morgan Stanley Capital Services LLC	04/09/21	20,764
USD 1,481,285	NOK 12,663,428	Morgan Stanley Capital Services LLC	04/09/21	721
GBP 481,971	USD 672,167	Standard Chartered Bank	04/09/21	(7,703)
USD 817,354	GBP 593,071	Standard Chartered Bank	04/09/21	(276)
NZD 1,222,023	USD 853,455	Standard Chartered Bank	04/09/21	(4)
USD 1,191,010	AUD 1,573,430	Standard Chartered Bank	04/09/21	(4,137)
USD 707,563	JPY 76,971,370	Standard Chartered Bank	04/09/21	12,353
USD 866,342	JPY 91,048,385	Standard Chartered Bank	04/09/21	43,987
USD 837,362	GBP 600,869	Standard Chartered Bank	04/09/21	8,981
PEN 252,020	USD 69,132	Standard Chartered Bank	04/09/21	(1,810)
USD 543,001	AUD 690,494	Standard Chartered Bank	04/09/21	18,516
IDR 87,562,411	USD 6,073	Standard Chartered Bank	05/07/21	(92)
USD 304,164	TRY 2,546,705	Standard Chartered Bank	05/07/21	3,677
USD 1,046,228	TRY 8,010,337	Standard Chartered Bank	05/07/21	101,083
CHF 762,801	USD 856,482	State Street Bank and Trust Co.	04/09/21	(49,259)
AUD 1,092,942	USD 847,258	State Street Bank and Trust Co.	04/09/21	(17,081)
GBP 619,635	USD 858,976	State Street Bank and Trust Co.	04/09/21	(4,724)
USD 834,347	NZD 1,163,779	State Street Bank and Trust Co.	04/09/21	21,574
USD 568,022	AUD 743,914	State Street Bank and Trust Co.	04/09/21	2,960
CAD 1,146,055	USD 910,498	State Street Bank and Trust Co.	04/09/21	1,471
NZD 1,117,886	USD 802,525	State Street Bank and Trust Co.	04/09/21	(21,802)
USD 1,579,700	JPY 170,438,008	State Street Bank and Trust Co.	04/09/21	40,292
USD 1,556,367	CHF 1,445,399	State Street Bank and Trust Co.	04/09/21	26,796
JPY 94,969,692	USD 890,231	State Street Bank and Trust Co.	04/09/21	(32,458)
AUD 1,262,759	USD 979,457	State Street Bank and Trust Co.	04/09/21	(20,290)
USD 670,795	EUR 554,169	State Street Bank and Trust Co.	04/09/21	20,825
USD 2,679,212	CHF 2,397,365	State Street Bank and Trust Co.	04/09/21	142,237
NZD 2,660,470	USD 1,922,004	State Street Bank and Trust Co.	04/09/21	(63,954)
JPY 52,462,951	USD 497,051	State Street Bank and Trust Co.	04/09/21	(23,202)
USD 1,918,427	CAD 2,420,014	State Street Bank and Trust Co.	04/09/21	(7,291)
USD 907,391	AUD 1,146,253	State Street Bank and Trust Co.	04/09/21	36,720
NZD 1,876,415	USD 1,374,138	State Street Bank and Trust Co.	04/09/21	(63,665)
USD 966,405	CAD 1,216,360	State Street Bank and Trust Co.	04/09/21	(1,509)
USD 1,437,501	AUD 1,815,374	State Street Bank and Trust Co.	04/09/21	58,578
NZD 1,576,628	USD 1,158,512	State Street Bank and Trust Co.	04/09/21	(57,408)
NOK 18,264,699	USD 2,164,677	State Street Bank and Trust Co.	04/09/21	(29,232)
GBP 501,154	USD 708,665	State Street Bank and Trust Co.	04/09/21	(17,755)
USD 361,078	JPY 38,458,431	State Street Bank and Trust Co.	04/09/21	13,719
USD 350,948	JPY 37,474,153	State Street Bank and Trust Co.	04/09/21	12,479
CAD 1,169,654	USD 924,301	State Street Bank and Trust Co.	04/09/21	6,447
USD 982,745	CAD 1,227,735	State Street Bank and Trust Co.	04/09/21	5,779
AUD 415,169	USD 322,701	State Street Bank and Trust Co.	04/09/21	(7,347)
USD 689,163	NOK 5,871,251	State Street Bank and Trust Co.	04/09/21	2,716
USD 841,346	NZD 1,163,789	State Street Bank and Trust Co.	04/09/21	28,566
CHF 273,888	USD 305,097	State Street Bank and Trust Co.	04/09/21	(15,260)
NOK 11,578,243	USD 1,341,363	State Street Bank and Trust Co.	04/09/21	12,325
CAD 1,580,766	USD 1,228,763	State Street Bank and Trust Co.	04/09/21	29,126
CHF 1,152,747	USD 1,283,499	State Street Bank and Trust Co.	04/09/21	(63,623)
USD 587,185	GBP 431,168	State Street Bank and Trust Co.	04/09/21	(7,239)
CAD 1,359,460	USD 1,059,796	State Street Bank and Trust Co.	04/09/21	21,990
USD 1,720,389	CAD 2,196,755	State Street Bank and Trust Co.	04/09/21	(27,671)

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

USD 836,586	NZD 1,197,917	State Street Bank and Trust Co.	04/09/21	$(2,798)
SEK 7,480,979	USD 893,894	State Street Bank and Trust Co.	04/09/21	(37,249)
GBP 645,450	USD 887,165	State Street Bank and Trust Co.	04/09/21	2,676
EUR 617,841	USD 744,920	State Street Bank and Trust Co.	04/09/21	(20,269)
USD 1,016,423	EUR 842,311	State Street Bank and Trust Co.	04/09/21	28,498
USD 676,607	AUD 890,080	State Street Bank and Trust Co.	04/09/21	520
SEK 13,776,384	USD 1,633,565	State Street Bank and Trust Co.	04/09/21	(56,036)
CHF 1,221,969	USD 1,351,051	State Street Bank and Trust Co.	04/09/21	(57,922)
USD 995,946	EUR 820,059	State Street Bank and Trust Co.	04/09/21	34,120
USD 535,680	AUD 700,809	State Street Bank and Trust Co.	04/09/21	3,360
JPY 84,386,614	USD 775,000	State Street Bank and Trust Co.	04/09/21	(12,815)
USD 601,005	AUD 778,530	State Street Bank and Trust Co.	04/09/21	9,650
CAD 1,172,196	USD 928,090	State Street Bank and Trust Co.	04/09/21	4,681
EUR 667,539	USD 796,527	State Street Bank and Trust Co.	04/09/21	(13,587)
JPY 76,113,270	USD 702,228	State Street Bank and Trust Co.	04/09/21	(14,768)
GBP 590,403	USD 826,284	State Street Bank and Trust Co.	04/09/21	(12,332)
USD 822,976	GBP 590,778	State Street Bank and Trust Co.	04/09/21	8,508
AUD 635,939	USD 491,183	State Street Bank and Trust Co.	04/09/21	(8,135)
GBP 592,339	USD 827,033	State Street Bank and Trust Co.	04/09/21	(10,412)
USD 866,925	NZD 1,197,388	State Street Bank and Trust Co.	04/09/21	30,679
USD 238	EUR 203	The Bank of New York Mellon	04/06/21	(2)
USD 12	SEK 104	The Bank of New York Mellon	04/06/21	–
USD 1,373	SEK 11,986	The Bank of New York Mellon	04/06/21	(4)
USD 2,075	DKK 13,187	The Bank of New York Mellon	04/06/21	(4)
USD 2,459	AUD 3,230	The Bank of New York Mellon	04/06/21	(12)
USD 896	AUD 1,177	The Bank of New York Mellon	04/06/21	(4)
USD 2	EUR 2	The Bank of New York Mellon	04/06/21	–
USD 2,421	AUD 3,180	The Bank of New York Mellon	04/06/21	(12)
USD 507	SEK 4,423	The Bank of New York Mellon	04/06/21	(2)
				$65,017

At March 31, 2021, the following futures contracts were outstanding for Voya Balanced Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	175	06/30/21	$38,627,148	$(36,791)
U.S. Treasury 5-Year Note	515	06/30/21	63,550,196	(808,579)
			$102,177,344	$(845,370)
Short Contracts:
U.S. Treasury 10-Year Note	(61)	06/21/21	(7,987,188)	207,181
U.S. Treasury Long Bond	(27)	06/21/21	(4,174,031)	162,999
U.S. Treasury Ultra 10-Year Note	(71)	06/21/21	(10,201,813)	219,113
U.S. Treasury Ultra Long Bond	(14)	06/21/21	(2,537,063)	120,064
			$(24,900,095)	$709,357

At March 31, 2021, the following centrally cleared credit default swaps were outstanding for Voya Balanced Income Portfolio:

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD	1,140,000	$(24,798)	$5,489
						$(24,798)	$5,489

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.655%	Semi-Annual	04/21/31	USD	234,000	$(2,949)	$(2,949)
Pay	3-month USD-LIBOR	Quarterly	1.715	Semi-Annual	04/21/31	USD	205,000	(1,426)	(1,426)
Receive	3-month USD-LIBOR	Quarterly	1.709	Semi-Annual	04/21/31	USD	242,000	1,800	1,800
Receive	3-month USD-LIBOR	Quarterly	1.729	Semi-Annual	04/21/31	USD	201,800	1,124	1,124
Receive	3-month USD-LIBOR	Quarterly	1.751	Semi-Annual	04/21/31	USD	221,000	780	780
Receive	3-month USD-LIBOR	Quarterly	1.770	Semi-Annual	04/21/31	USD	204,000	352	352
Receive	3-month USD-LIBOR	Quarterly	1.783	Semi-Annual	04/21/31	USD	202,000	–	–
								$(319)	$(319)

At March 31, 2021, the following OTC purchased credit default swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Reference Entity(1)	Fixed Rate	Pay/ Receive Financing Rate	Strike Price	Expiration Date	Notional Amount		Cost	Fair Value
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield Index, Series 35, Version 1	5.000%	Pay	105.500%	05/19/21	USD	4,768,000	$36,735	$15,225
									$36,735	$15,225

At March 31, 2021, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value
Call USD vs. Put AUD	Citibank N.A.	06/16/21	0.747	USD	15,021,000	$138,854	$175,889
						$138,854	$175,889

At March 31, 2021, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value
Call USD vs. Put AUD	Citibank N.A.	04/15/21	0.768	USD	8,517,000	$70,540	$(157,613)
						$70,540	$(157,613)

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following OTC written interest rate swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	BNP Paribas	Pay	1.660%	3-month USD-LIBOR	04/19/21	USD 1,243,000	$11,280	$(2,882)
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	1.740%	3-month USD-LIBOR	09/23/21	USD 4,680,000	30,104	(22,584)
Call on 30-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	2.200%	3-month USD-LIBOR	04/28/21	USD 467,000	10,111	(9,275)
Put on 10-Year Interest Rate Swap(3)	BNP Paribas	Receive	1.660%	3-month USD-LIBOR	04/19/21	USD 1,243,000	11,280	(17,922)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	2.740%	3-month USD-LIBOR	09/23/21	USD 4,680,000	$52,264	$(51,947)
Put on 30-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	2.200%	3-month USD-LIBOR	04/28/21	USD 467,000	10,111	(9,660)
							$125,150	$(114,270)

(1)	Payments received quarterly.
(2)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $310,412,859.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$40,570,801
Gross Unrealized Depreciation	(11,045,204)
Net Unrealized Appreciation	$29,525,597